Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders Equity

8. Stockholders’ Equity

On May 1, 2024, the Company’s Board of Directors adopted, in accordance with Bermuda law, the Tsakos Energy Navigation Limited 2024 Equity Incentive Plan (the “2024 Plan”), which replaced the Company’s share-based incentive plan adopted in 2012. The 2024 Plan permits the Company to grant share options or other share based awards with respect to up to 1,000,000 of the Company’s common shares to its directors and officers, to the officers of the vessels in the fleet, and to the directors, officers and employees of the Company’s managers. On July 24, 2024, 625,000 restricted common shares were granted under the 2024 Plan to Company directors and officers as well as other employees and persons who provide services to the Company and its subsidiaries and employees of any management company, of which 3,000 shares have subsequently been forfeited during the second half of 2024. During 2025, no shares have been forfeited. The restricted shares are scheduled to vest upon satisfaction of the time-based and performance-based conditions. The time-based condition will be satisfied so long as the participant continues to have a service relationship with the Company or its subsidiaries or any management company on the applicable vesting dates. The performance-based condition will be satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date. The vesting schedule is as follows: 25% of the shares vested on January 1, 2025, 25% vested on July 1, 2025, 25% vested on January 1, 2026, and 25% to vest on July 1, 2026.

During 2025 and 2024, stock-based compensation expense on restricted common stock amounted to $7,051 and $8,126, respectively. Total unrecognized stock-based compensation expense relating to the Company’s outstanding restricted common stock at December 31, 2025 and 2024 was $1,038 and $8,089, respectively. The average period over which the total stock-based compensation expense related to non-vested restricted common stock, was expected to be recognized, was 0.49 and 1.49 years as at December 31, 2025 and 2024, respectively.

Movements under this plan are as follows:

	Number of RSUs Granted	Number of RSUs Forfeited	Number of RSUs Vested	Balance of Non-Vested RSUs	Grant – Date Fair Value per share
December 31, 2023	—	—	—	—	$—
Granted July 24,2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2024	—	—	—	—	$26.07
December 31, 2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2025	—	—	311,000	(311,000)	$26.07
December 31, 2025	625,000	(3,000)	311,000	311,000	$26.07

On July 7, 2023, the Company redeemed all of its 3,517,061 Series D Preferred Shares, par value $1.00 per share with a liquidation preference of $25.00 per share along with the payment of a final dividend of $0.243056 per share, as declared on May 30, 2023. The difference between the carrying value and the fair value of the Series D Preferred Shares, amounting to $3,256, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Earnings per Common Share in 2023 (Note 10).